Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	May 17, 2023	Jan. 01, 2023	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Shareholders’ equity amount		$ 498
Deferred revenue			$ 2,381	$ 3,050
Deferred revenue recognized			$ 3,050	$ 3,569
Earnout shares (in Shares)	4,800,000
SunCar [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest			100.00%